Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

(6)           Transactions with Related Parties

The Company pays affiliates of TIGI for various administrative services, including, but not limited to, payroll preparation and management, data processing, insurance consultation and placement, property tax reduction services and mail processing.  These TIGI affiliates provide these services at cost.  TIGI, through its affiliates, beneficially owns approximately 12.8% of the Company’s outstanding common stock.  For accounting purposes however, the Company is not directly affiliated with TIGI or its affiliates.

Amounts paid to TIGI and/or its affiliates for services and office space provided to the Company are set forth below.

	December 31, 2011	December 31, 2010	December 31, 2009

Investment advisor	$99	92	84
Loan servicing	121	113	134
Property tax payment/reduction work	238	188	184
Computer services	980	532	680
Other service agreements	438	364	254
Broker commissions	383	290	-
Office rent and reimbursements	411	410	514

Total	$2,670	1,989	1,850

In April 2009, Inland Exchange Venture Corporation (“IEVC”), a TRS of the Company, entered into a limited liability company agreement with IPCC, a wholly-owned subsidiary of TIGI.  The resulting joint venture was formed to facilitate IEVC’s participation in tax-deferred exchange transactions pursuant to Section 1031 of the Internal Revenue Code using properties made available to the joint venture by IEVC.  The Company executed a joinder to the joint venture agreement, agreeing to perform certain expense reimbursement and indemnification obligations thereunder.  IEVC coordinates the joint venture’s acquisition, property management and leasing functions, and earns fees for providing these services to the joint venture.  The Company will continue to earn property management and leasing fees on all properties acquired for this venture, including after all interests have been sold to the investors.

During the years ended December 31, 2011 and 2010, the Company paid a total of $242 and $470, respectively, in mortgage brokerage fees to Grubb & Ellis Company (“Grubb & Ellis”).  One of the Company’s directors, Joel Simmons, had an indirect personal interest as a broker in these transactions.  Mr. Simmons is an executive vice president of Grubb & Ellis.  Mr. Simmons also owns a non-material amount of shares of Grubb & Ellis stock.  Thomas P. D’Arcy, one of the Company’s independent directors, is the president, chief executive officer and a member of the board of directors of Grubb & Ellis.  Mr. D’Arcy did not participate in these transactions and does not have a material interest in them.  No mortgage brokerage fees were paid to Grubb & Ellis during the year ended December 31, 2009.